Impairment charges - (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of impairment of assets [Abstract]
Impairment
Impairment charges

			Non-controlling	Net	Net
	Pre-tax	Taxation	interest	amount	amount
	HY 2019	HY 2019	HY 2019	HY 2019	HY 2018
	US$m	US$m	US$m	US$m	US$m
Aluminium - ISAL Smelter	(109)	23	—	(86)	(98)
Copper & Diamonds - Oyu Tolgoi	(2,240)	(39)	1,506	(773)	—
Total impairment charge	(2,349)	(16)	1,506	(859)	(98)